UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart Goldberg
Title:    Chief Investment Officer
Phone:    (212) 931-9600

Signature, Place and Date of Signing:


/s/ Stuart Goldberg            New York, New York            February 11, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:   $46,670
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2008
COLUMN 1                           COLUMN  2    COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6   COL 7        COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP         (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS  SOLE      SHRD NONE
--------------                 --------------    -----         -------   -------   --- ----   ----------  -----  ----      ---- ----
ADVANCE AUTO PARTS INC         COM              00751Y106     1,455         43,243 SH            43,243             43,243
AES CORP                       COM              00130H105     2,759        334,817 SH           334,817            334,817
ARRIS GROUP INC                COM              04269Q100     2,715        341,561 SH           341,561            341,561
CALGON CARBON CORP             COM              129603106     4,807        312,966 SH           312,966            312,966
FOREST LABS INC                COM              345838106     1,565         61,428 SH            61,428             61,428
GENERAL CABLE CORP DEL NEW     COM              369300108     2,167        122,480 SH           122,480            122,480
HARMONIC INC                   COM              413160102     2,924        521,201 SH           521,201            521,201
HILL INTERNATIONAL INC         COM              431466101     2,664        378,345 SH           378,345            378,345
HOME DEPOT INC                 COM              437076102     1,398         60,735 SH            60,735             60,735
HUMANA INC                     COM              444859102     2,395         64,250 SH            64,250             64,250
LAMAR ADVERTISING CO           NOTE 2.875%12/3  512815AH4       723        950,000 PRN          950,000            950,000
LOWES COS INC                  COM              548661107     1,396         64,865 SH            64,865             64,865
MERCK & CO INC                 COM              589331107     2,188         71,984 SH            71,984             71,984
MYLAN INC                      PFD CONV         628530206     2,066          3,135 SH             3,135              3,135
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0     2,280      3,100,000 PRN        3,100,000          3,100,000
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100     1,216        620,649 SH           620,649            620,649
RENTRAK CORP                   COM              760174102     2,915        247,211 SH           247,211            247,211
SAFEWAY INC                    COM NEW          786514208     3,151        132,544 SH           132,544            132,544
SCHOOL SPECIALTY INC           NOTE 3.750% 8/0  807863AE5     1,470      1,900,000 PRN        1,900,000          1,900,000
SEPRACOR INC                   NOTE 10/1        817315AW4       842        900,000 PRN          900,000            900,000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3,574         83,958 SH            83,958             83,958

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